Document and Entity Information	Mar. 28, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001889658
Document Type	8-K
Document Period End Date	Mar. 28, 2022
Entity Registrant Name	Magallanes, Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-0943087
Entity Address, Address Line One	One AT&T Plaza
Entity Address, Address Line Two	208 South Akard Street
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	(210)
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false